INCOME TAXES - Schedule of estimate of tax credit realization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 4,495,296	R$ 5,609,030
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,149,570
From 1 to 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	670,316
From 2 to 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	297,644
From 3 to 4 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	423,267
From 4 to 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	330,416
From 5 to 8 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,248,040
From 8 to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 376,043